Vanguard Limited-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated February 23, 2017

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Adam M. Ferguson, CFA, Portfolio Manager at Vanguard. He has managed the Fund since May 2017.

Prospectus Text Changes

Under the heading Investment Advisor in the description of the managers primarily responsible for the day-to-day management of the Funds, Marlin G. Brown is removed and the following is added:

Adam M. Ferguson, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has worked in investment management since 2008, and has managed the Limited-Term Tax-Exempt Fund since May 2017. Education: B.S., Wilmington University.

CFA® is a registered trademark owned by CFA Institute.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 45 052017

Vanguard Municipal Bond Funds

Supplement to the Statement of Additional Information Dated February 23, 2017

Important Change to Vanguard Limited-Term Tax-Exempt Fund

Adam M. Ferguson replaces Marlin G. Brown as manager for Vanguard Limited-Term Tax-Exempt Fund. All references to Marlin G. Brown are removed.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the following replaces the third paragraph under the heading “1. Other Accounts Managed” on page B-39:

Adam M. Ferguson manages Vanguard Tax-Exempt Bond Index Fund and Vanguard Limited-Term Tax-Exempt Fund; as of April 30, 2017, the Funds collectively held assets of $25 billion. As of April 30, 2017, Mr. Ferguson also managed all or a portion of 4 other registered investment companies with total assets of $19.2 billion (advisory fees not based on account performance).

Within the same section, the following sentence is added to the last paragraph under the heading “4. Ownership of Securities” on page B-40:

As of April 30, 2017, Adam M. Ferguson did not own any shares of Vanguard Limited-Term Tax-Exempt Fund.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 45A 052017